Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of commitments and contingencies [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
	December 31, 2021	December 31, 2020
Within one year	3,450	25,580
Between one and five years	—	—
Total	3,450	25,580